UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06223

Name of Fund:	Legg Mason Tax-Free Income, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 3/31/2009
Date of reporting period: 12/31/2008

Quarterly Report to Shareholders               1
Item 1 — Schedule of Investments
Portfolio of Investments
Legg Mason Maryland Tax-Free Income Trust
December 31, 2008 (Unaudited)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 98.5%
Maryland — 97.4%
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvement Bonds, Series 2007	4.500%	3/1/23	$1,000,000	$994,770
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds (70th Issue),	4.250%	9/1/26	1,000,000	913,800
Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives, Series 2006A	5.000%	9/1/20	1,050,000	1,009,029
City of Annapolis, Maryland, Economic Development Revenue and Refunding Revenue Bonds (St. John’s College Facility) Series 1998	5.500%	10/1/18	240,000	240,022
Series 1998	5.500%	10/1/23	490,000	386,439
Series 2007B	5.000%	10/1/27	1,135,000	750,031
Series B	5.000%	10/1/36	2,465,000	1,479,345
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Wastewater Projects), Series 1994A (FGIC insured)	5.000%	7/1/22	1,910,000	1,973,011
Series 1996A (Pre-refunded 7/1/09)	5.500%	7/1/26	1,000,000	1,022,260	A
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Water Projects), Series 1994A	5.000%	7/1/24	3,800,000	4,038,678
Series 1994A	5.000%	7/1/24	1,890,000	2,004,874
Series 2002A (FGIC insured)	5.125%	7/1/42	1,000,000	914,470
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Revenue Bonds (Wastewater Projects), Series 2008A (FSA insured)	5.000%	7/1/33	4,000,000	3,683,760
City of Baltimore, Maryland, Project Revenue Bonds, Series 2007 C (AMBAC insured)	5.000%	7/1/23	1,000,000	992,870
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds Series 1999D AMT	5.375%	9/1/24	2,000,000	1,751,480
Series 2001B AMT	5.375%	9/1/22	310,000	261,488
Series 2001H AMT	5.200%	9/1/22	1,790,000	1,523,236
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds, Series 2008	5.375%	9/1/39	1,500,000	1,355,430
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds, Capital Funding Securitization, Series 2008 (FSA insured)	4.400%	7/1/21	1,000,000	958,070
Department of Transportation of Maryland, Consolidated Transportation Bonds, Series 2002	5.500%	2/1/15	3,000,000	3,415,050
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Bonds, Series 1998A	5.000%	7/1/15	1,000,000	1,120,840

2               Quarterly Report to Shareholders
Portfolio of Investments — Continued
Legg Mason Maryland Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued
Maryland — Continued
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds, Series 2004A	5.000%	8/15/19	$1,000,000	$1,114,100
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds (Upper Marlboro Justice Center Expansion Project), (MBIA insured) Series 2003B	5.125%	6/30/15	3,340,000	3,625,436
Series 2003B	5.000%	6/30/19	1,000,000	1,042,750
Maryland Economic Development Corporation, Economic Development Revenue (Lutheran World Relief Inc. and Immigration and Refugee Service), Series 2007	5.250%	4/1/29	565,000	378,437
Maryland Economic Development Corporation, Student Housing Revenue Bonds (University of Maryland, College Park Project) Series 2008	5.750%	6/1/33	500,000	341,190
Series 2008	5.800%	6/1/38	1,500,000	1,003,275
Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds (University of Maryland, College Park Project), Series 2001 (AMBAC insured)	5.375%	7/1/16	985,000	1,028,842
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue, Series 1997	5.125%	7/1/22	3,000,000	2,115,180
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Maryland Institute College of Art Issue, Series 2007	5.000%	6/1/36	5,000,000	3,068,750
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.500%	8/15/25	785,000	684,622
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Board of Child Care Issue, Series 2002	5.500%	7/1/18	1,110,000	1,142,190
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health Systems Issue, Series 2004	5.500%	7/1/39	2,000,000	1,617,900
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue Series 2002	5.750%	7/1/22	1,000,000	786,470
Series 2002	6.000%	7/1/26	2,000,000	1,541,460
Series 2002	5.750%	7/1/27	1,050,000	776,937
Series 2002	5.800%	7/1/32	2,000,000	1,425,040
Series 2002	6.000%	7/1/37	1,000,000	713,890
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre Dame of Maryland Issue, Series 1998 (MBIA insured)	5.300%	10/1/18	925,000	994,930

Quarterly Report to Shareholders               3

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued
Maryland — Continued
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Hebrew Home of Greater Washington Issue, Series 2002	5.800%	1/1/32	$2,250,000	$1,491,052
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health Issue, Series 1997 (AMBAC insured)	5.125%	7/1/11	2,000,000	2,151,340
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital Issue, Series 1993	5.500%	7/1/21	2,825,000	3,031,620
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, Series 1998 (MBIA insured)	5.000%	7/1/29	2,000,000	1,648,380
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2004A (Pre-refunded 7/1/14)	5.250%	7/1/18	1,640,000	1,862,663	A
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola College Issue, Series 2006A	5.000%	10/1/40	2,000,000	1,788,500
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art Series 2007	5.000%	6/1/42	800,000	475,040
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue Series 2006	5.000%	7/1/19	1,000,000	924,970
Series 2006	5.000%	7/1/26	2,435,000	1,998,307
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Refunding, Mercy Ridge Series 2007	4.750%	7/1/34	2,700,000	1,574,262
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Suburban Hospital Issue, Series 2004A	5.500%	7/1/16	500,000	504,700
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue, Series 1990	0.000%	7/1/19	4,000,000	2,230,080	B
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins University Issue, Series 2004A	5.000%	7/1/33	3,000,000	2,857,590
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County Issue, Series 2002	5.500%	7/1/22	250,000	223,518
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue Series 2000 (Pre-refunded 7/1/10)	6.750%	7/1/30	1,250,000	1,357,725	A
Series 2001 (Pre-refunded 7/1/11)	5.750%	7/1/21	3,000,000	3,257,040	A
Series 2002 (Pre-refunded 7/1/12)	6.000%	7/1/32	1,000,000	1,121,130	A

4               Quarterly Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued
Maryland — Continued
Maryland Health And Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital Issue Series 2008	4.000%	1/1/15	$1,000,000	$785,830
Series 2008	4.750%	1/1/16	1,000,000	791,480
Series 2008	6.000%	1/1/43	1,000,000	644,540
Maryland IDA, Economic Development Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002B	5.000%	11/1/19	500,000	462,885
Maryland IDA, Refunding Revenue Bonds (American Center for Physics Headquarters Facility), Series 2001	5.250%	12/15/15	320,000	339,658
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds, Series 1995A (FGIC insured)	0.000%	10/15/11	940,000	802,600	B
Mayor and City Council of Baltimore, Port Facilities Revenue Bonds (Consolidation Coal Sales Company Project) Series 1984A	6.500%	10/1/11	5,000,000	5,192,650
Series 1984B	6.500%	10/1/11	1,000,000	1,038,200
Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement, Refunding Bonds Series 1992A	0.000%	7/1/10	3,000,000	2,912,580	B
Series 1999A (Pre-refunded 5/1/09)	5.000%	5/1/18	3,000,000	3,069,990	A
Montgomery County, Maryland, Revenue Bonds, Housing Opportunities Commission Single Family Mortgage, Series 2007D AMT	5.000%	7/1/27	1,535,000	1,192,572
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/16	3,425,000	3,205,663
Prince George’s County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, (FSA insured) Series 1999 (Pre-refunded 10/1/09)	5.500%	10/1/13	2,000,000	2,087,940	A
Series 1999 (Pre-refunded 10/1/09)	5.500%	10/1/13	170,000	177,475	A
Queen Anne’s County, Maryland, Public Facilities Refunding Bonds, Series 2005 (MBIA insured)	5.000%	11/15/16	500,000	541,870
State of Maryland, GO Bonds, State and Local Facilities Loan Series 2000, First Series	5.500%	8/1/10	2,000,000	2,120,400
Series 2001, First Series	5.500%	3/1/15	5,000,000	5,791,650
The Maryland-National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds, Series 2001Z-2	5.125%	5/1/21	1,310,000	1,346,038
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds, Series 2006A	5.000%	10/1/21	2,500,000	2,598,950

Quarterly Report to Shareholders               5

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued
Maryland — Continued
Washington Suburban Sanitary District, Maryland, (Montgomery and Prince George’s Counties), Water Supply Refunding Bonds Series 1997	5.250%	6/1/16	$1,650,000	$1,901,856
Series 1997	5.750%	6/1/17	2,000,000	2,377,960
Series 1997	6.000%	6/1/18	2,705,000	3,262,014
Series 1997	6.000%	6/1/19	3,665,000	4,404,817
Westminster, Maryland, Education Facilities Refunding Revenue Bonds, (McDaniel College Inc.) Series 2006	5.000%	11/1/21	1,000,000	768,090
Series 2006	5.000%	11/1/31	3,500,000	2,297,015

				132,802,992
Puerto Rico — 1.1%
Commonwealth of Puerto Rico, GO Bonds, Public Improvement Bonds, Series 2005A	5.000%	7/1/25	2,000,000	1,531,440

Total Municipal Bonds (Cost — $140,503,538)				134,334,432

Variable Rate Demand ObligationsC — N.M.
Maryland — N.M.
Baltimore County, Maryland, Economic Development Revenue, (Garrison Forest School Inc. Project), Series 2006 VRDN	1.100%	1/2/09	35,000	35,000

Total Variable Rate Demand Obligations (Cost — $35,000)				35,000

Total Investments — 98.5% (Cost — $140,538,538)D				134,369,432
Other Assets Less Liabilities — 1.5%				2,019,882

Net Assets — 100.0%				$136,389,314

Net Asset Value Per Share:
Primary Class				$14.70

Institutional Class				$14.70

N.M.	Not Meaningful.

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of December 31, 2008, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

D	Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,222,276
Gross unrealized depreciation	(12,391,382)

Net unrealized depreciation	$(6,169,106)

Investment Valuation
     The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Trustees. Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with in those securities.
     The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	December 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$134,369,432	$—	$134,369,432	$—

     Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 – Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Tax-Free Income, Inc.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Tax-Free Income Fund Date: February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Tax-Free Income Fund Date: February 25, 2009

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Tax-Free Income Fund Date: February 25, 2009